Related Party Disclosures	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Related Party Disclosures
12.
RELATED PARTY DISCLOSURES

Compensation of key management, including the Board of Directors and the executive management team, was as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Salaries, cash compensation and other short-term benefits	1,650	1,305	3,184	3,060
Pension	146	130	298	235
Share-based compensation expense	4,971	3,322	8,377	4,844
Total	6,767	4,757	11,859	8,139

Salaries, cash compensation and other short-term benefits include social security and board member fees.

The number of key management individuals reported as receiving compensation in the table above increased from 9 to 10 for the six months ended June 30, 2026 as compared to the six months ended June 30, 2025. The number of individuals receiving compensation for service on the Board of Directors as reported in the table above was 4 for both periods presented.